CONCENTRATION RISK (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

A summary of single customers which were for 10% or more of the Company’s revenue and the comparative figures in the respective periods is as follows.

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025
Customer A	14.2%	12.1%	8.3%
Customer B	11.1%	14.2%	—
Customer C	9.8%	10.2%	5.8%
Customer D	—	15.3%	12.9%
Customer E	—	—	10.1%
	35.1%	51.8%	42.2%

A summary of customers which were for 10% or more of the Company’s accounts receivable and the comparative figures in the respective periods is as follows.

	As of June 30,
	2024	2025
Customer D	34.8%	19.9%
Customer B	16.6%	—
Customer A	10.1%	12.3%
	61.5%	32.2%